Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Carpenter Technology Corp. ............. 2,219 $ 544,853
GE Aerospace ....................... 2,944 885,614
General Dynamics Corp. ................ 558 190,278
HEICO Corp. ....................... 96 30,991
HEICO Corp. , Class A .................. 2,150 546,293
Lockheed Martin Corp. ................. 812 405,359
RTX Corp. ......................... 2,191 366,620
2,970,008
Automobile Components — 0.4%
BorgWarner, Inc. ..................... 20,722 910,939
Automobiles — 1.7%
General Motors Co. ................... 11,810 720,056
Tesla, Inc.
(a)
......................... 6,399 2,845,763
3,565,819
Banks — 3.5%
Bank of America Corp. ................. 53,113 2,740,100
Citigroup, Inc. ....................... 6,281 637,521
Huntington Bancshares, Inc. ............. 51,613 891,356
JPMorgan Chase & Co. ................ 8,860 2,794,710
Southstate Bank Corp. ................. 1,796 177,571
7,241,258
Beverages — 0.1%
Monster Beverage Corp.
(a)
............... 4,654 313,261
Biotechnology — 2.8%
AbbVie, Inc. ........................ 8,469 1,960,912
Gilead Sciences, Inc. .................. 7,345 815,295
Ionis Pharmaceuticals, Inc.
(a)
............. 4,722 308,913
Moderna, Inc.
(a)
...................... 2,789 72,040
Natera, Inc.
(a)
....................... 2,817 453,452
Regeneron Pharmaceuticals, Inc. .......... 2,969 1,669,380
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 4,273 128,532
United Therapeutics Corp.
(a)
.............. 800 335,368
5,743,892
Broadline Retail — 4.5%
Amazon.com, Inc.
(a)
................... 42,026 9,227,649
Building Products — 0.9%
Armstrong World Industries, Inc. ........... 373 73,112
Johnson Controls International plc ......... 4,636 509,728
Owens Corning ...................... 700 99,022
Trane Technologies plc ................. 2,581 1,089,079
1,770,941
Capital Markets — 4.8%
Blackstone, Inc. , Class A ................ 4,891 835,627
Charles Schwab Corp. (The) ............. 28,984 2,767,103
CME Group, Inc. , Class A ............... 4,840 1,307,720
Interactive Brokers Group, Inc. , Class A ...... 4,921 338,614
Intercontinental Exchange, Inc. ........... 3,055 514,706
Moody's Corp. ....................... 1,596 760,462
Morgan Stanley ...................... 15,164 2,410,469
Nasdaq, Inc. ........................ 12,519 1,107,306
10,042,007
Chemicals — 0.9%
Celanese Corp. ...................... 780 32,823
Corteva, Inc. ........................ 28,275 1,912,238
1,945,061
Security
Shares
Shares Value
Commercial Services & Supplies — 1.3%
Cintas Corp. ........................ 4,436 $ 910,533
Copart, Inc.
(a)
....................... 10,631 478,076
Republic Services, Inc. ................. 2,608 598,484
Veralto Corp. ........................ 1,515 161,514
Waste Connections, Inc. ................ 1,797 315,913
Waste Management, Inc. ................ 1,099 242,692
2,707,212
Communications Equipment — 1.5%
Arista Networks, Inc.
(a)
................. 12,617 1,838,423
Cisco Systems, Inc. ................... 921 63,015
Motorola Solutions, Inc. ................ 2,557 1,169,290
3,070,728
Construction & Engineering — 0.9%
Comfort Systems USA, Inc. .............. 1,140 940,705
MasTec, Inc.
(a)
....................... 4,412 938,918
1,879,623
Consumer Finance — 0.8%
Ally Financial, Inc. .................... 9,325 365,540
American Express Co. ................. 3,669 1,218,695
1,584,235
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp. ................ 2,262 2,093,775
Performance Food Group Co.
(a)
........... 746 77,614
Sprouts Farmers Market, Inc.
(a)
............ 1,573 171,142
Walmart, Inc. ........................ 36,329 3,744,067
6,086,598
Diversified Consumer Services — 0.0%
Duolingo, Inc. , Class A
(a)
................ 85 27,356
Electric Utilities — 0.9%
Edison International ................... 7,810 431,737
Entergy Corp. ....................... 13,604 1,267,757
NRG Energy, Inc. ..................... 239 38,706
PG&E Corp. ........................ 15,100 227,708
1,965,908
Electrical Equipment — 0.8%
AMETEK, Inc. ....................... 6,605 1,241,740
GE Vernova, Inc. ..................... 411 252,724
Rockwell Automation, Inc. ............... 569 198,882
1,693,346
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. , Class A ............... 16,341 2,022,199
Flex Ltd.
(a)
.......................... 3,088 179,011
2,201,210
Entertainment — 1.2%
(a)
Netflix, Inc. ......................... 1,788 2,143,669
ROBLOX Corp. , Class A ................ 374 51,806
Roku, Inc. , Class A .................... 1,309 131,070
Take-Two Interactive Software, Inc. ......... 830 214,439
2,540,984
Financial Services — 2.6%
Berkshire Hathaway, Inc. , Class B
(a)
........ 4,611 2,318,134
Fidelity National Information Services, Inc. .... 5,282 348,295
Klarna Group plc
(a) (b)
................... 1,386 50,797
Mastercard, Inc. , Class A ................ 1,282 729,215
Visa, Inc. , Class A .................... 5,545 1,892,952
5,339,393

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation — 1.1%
Uber Technologies, Inc.
(a)
............... 3,039 $ 297,731
Union Pacific Corp. ................... 8,202 1,938,707
2,236,438
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.
(a)
................ 15,877 1,550,072
Insulet Corp.
(a)
....................... 574 177,211
Intuitive Surgical, Inc.
(a)
................. 1,732 774,602
Medtronic plc ....................... 2,860 272,387
Stryker Corp. ....................... 1,084 400,722
3,174,994
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. ................... 13,420 2,106,403
Centene Corp.
(a)
..................... 9,538 340,316
Cigna Group (The) .................... 572 164,879
Elevance Health, Inc. .................. 754 243,633
Encompass Health Corp. ............... 560 71,131
HealthEquity, Inc.
(a)
.................... 2,903 275,117
Molina Healthcare, Inc.
(a)
................ 331 63,340
UnitedHealth Group, Inc. ................ 3,674 1,268,632
4,533,451
Health Care REITs — 0.1%
Ventas, Inc. ........................ 3,123 218,579
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)
.................. 8,830 1,072,139
Booking Holdings, Inc. ................. 246 1,328,220
Caesars Entertainment, Inc.
(a)
............ 2,311 62,455
Chipotle Mexican Grill, Inc.
(a)
............. 12,393 485,682
Darden Restaurants, Inc. ............... 3,168 603,060
Dutch Bros, Inc. , Class A
(a)
.............. 390 20,413
McDonald's Corp. .................... 2,731 829,923
4,401,892
Household Durables — 0.8%
Garmin Ltd. ......................... 3,324 818,435
Meritage Homes Corp. ................. 3,291 238,367
NVR, Inc.
(a)
......................... 10 80,347
Taylor Morrison Home Corp.
(a)
............ 680 44,887
Toll Brothers, Inc. ..................... 3,223 445,225
1,627,261
Household Products — 0.3%
Procter & Gamble Co. (The) ............. 3,898 598,928
Industrial Conglomerates — 1.3%
Honeywell International, Inc. ............. 12,870 2,709,135
Insurance — 1.1%
Allstate Corp. (The) ................... 134 28,763
Hartford Insurance Group, Inc. (The) ........ 633 84,436
Progressive Corp. (The) ................ 3,049 752,951
Travelers Cos., Inc. (The) ............... 5,216 1,456,411
2,322,561
Interactive Media & Services — 7.2%
Alphabet, Inc. , Class A ................. 18,634 4,529,926
Alphabet, Inc. , Class C ................. 15,780 3,843,219
Meta Platforms, Inc. , Class A ............. 8,368 6,145,292
Pinterest, Inc. , Class A
(a)
................ 10,708 344,476
14,862,913
IT Services — 0.2%
Globant SA
(a)
........................ 1,732 99,382
GoDaddy, Inc. , Class A
(a)
................ 1,287 176,100
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc. ....................... 346 $ 96,732
372,214
Leisure Products — 0.3%
Hasbro, Inc. ........................ 8,314 630,617
Machinery — 1.6%
Caterpillar, Inc. ...................... 941 448,998
Crane Co. .......................... 116 21,360
Flowserve Corp. ..................... 1,020 54,203
Mueller Industries, Inc. ................. 12,814 1,295,623
Parker-Hannifin Corp. .................. 1,660 1,258,529
Westinghouse Air Brake Technologies Corp. ... 1,646 329,974
3,408,687
Marine Transportation — 0.0%
Kirby Corp.
(a)
........................ 1,283 107,066
Media — 0.9%
Comcast Corp. , Class A ................ 46,765 1,469,356
Fox Corp. , Class A .................... 3,371 212,575
Fox Corp. , Class B .................... 474 27,156
Trade Desk, Inc. (The) , Class A
(a)
.......... 4,732 231,915
1,941,002
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ................ 8,341 327,134
Newmont Corp. ...................... 7,972 672,119
999,253
Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp. ................... 50,325 1,764,395
Kinder Morgan, Inc. ................... 24,182 684,592
Ovintiv, Inc. ......................... 12,333 498,007
Williams Cos., Inc. (The) ................ 8,335 528,022
3,475,016
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 5,919 335,903
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. ................ 36,777 1,658,643
Eli Lilly & Co. ....................... 3,703 2,825,389
Johnson & Johnson ................... 7,424 1,376,558
Pfizer, Inc. ......................... 86,617 2,207,001
8,067,591
Professional Services — 0.1%
ExlService Holdings, Inc.
(a)
.............. 3,191 140,500
Retail REITs — 0.5%
Kimco Realty Corp. ................... 25,482 556,782
Simon Property Group, Inc. .............. 2,503 469,738
1,026,520
Semiconductors & Semiconductor Equipment — 13.1%
Advanced Micro Devices, Inc.
(a)
........... 2,308 373,411
Broadcom, Inc. ...................... 15,383 5,075,006
Credo Technology Group Holding Ltd.
(a)
...... 2,312 336,650
Intel Corp.
(a)
........................ 6,159 206,634
Lam Research Corp. .................. 21,569 2,888,089
Marvell Technology, Inc. ................ 6,486 545,278
Micron Technology, Inc. ................. 6,465 1,081,724
NVIDIA Corp. ....................... 85,781 16,005,019
QUALCOMM, Inc. .................... 3,393 564,460
27,076,271
Software — 11.6%
Adobe, Inc.
(a)
........................ 2,883 1,016,978
Atlassian Corp. , Class A
(a)
............... 1,555 248,334

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Elastic NV
(a)
........................ 6,331 $ 534,906
Figma, Inc. , Class A
(a) (b)
................. 916 47,513
HubSpot, Inc.
(a)
...................... 813 380,321
Intuit, Inc. .......................... 2,259 1,542,694
Microsoft Corp. ...................... 29,094 15,069,237
Oracle Corp. ........................ 2,644 743,599
Palantir Technologies, Inc. , Class A
(a)
....... 9,179 1,674,433
Rubrik, Inc. , Class A
(a)
.................. 669 55,025
Salesforce, Inc. ...................... 6,455 1,529,835
ServiceNow, Inc.
(a)
.................... 1,180 1,085,931
23,928,806
Specialized REITs — 0.6%
CubeSmart ......................... 19,218 781,404
Equinix, Inc. ........................ 346 271,001
Public Storage ....................... 590 170,421
1,222,826
Specialty Retail — 1.8%
AutoNation, Inc.
(a)
..................... 414 90,571
AutoZone, Inc.
(a)
..................... 7 30,032
CarMax, Inc.
(a)
....................... 438 19,653
Home Depot, Inc. (The) ................ 1,560 632,096
Lithia Motors, Inc. , Class A .............. 753 237,948
TJX Cos., Inc. (The) ................... 18,825 2,720,965
3,731,265
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc. ......................... 55,038 14,014,326
Dell Technologies, Inc. , Class C ........... 147 20,840
14,035,166
Textiles, Apparel & Luxury Goods — 0.5%
Amer Sports, Inc.
(a)
.................... 2,192 76,172
Ralph Lauren Corp. , Class A ............. 1,019 319,518
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ........................ 4,818 $ 545,494
941,184
Tobacco — 0.2%
Philip Morris International, Inc. ............ 2,919 473,462
Trading Companies & Distributors — 1.2%
Air Lease Corp. , Class A ................ 503 32,016
Applied Industrial Technologies, Inc. ........ 2,487 649,231
Ferguson Enterprises, Inc. ............... 7,936 1,782,267
2,463,514
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. ..................... 5,218 1,249,085
Total Long-Term Investments — 99 .0%
(Cost: $ 156,803,007 ) .............................. 205,139,528
Short-Term Securities
Money Market Funds — 1.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 102,632 102,683
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 2,085,261 2,085,261
Total Short-Term Securities — 1 .1%
(Cost: $ 2,187,944 ) ............................... 2,187,944
Total Investments — 100 .1%
(Cost: $ 158,990,951 ) .............................. 207,327,472
Liabilities in Excess of Other Assets — (0.1) % ............. (250,684)
Net Assets — 100.0% ...............................
$ 207,076,788
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,859,999 $ — $ (3,756,433)
(a)
$ (907) $ 24 $ 102,683 102,632 $ 3,711
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,976,098 109,163
(a)
— — — 2,085,261 2,085,261 54,436 —
$ (907) $ 24 $ 2,187,944 $ 58,147 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 12/19/25 $ 2,022 $ 18,735
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 205,139,528 $ — $ — $ 205,139,528
Short-Term Securities
Money Market Funds ...................................... 2,187,944 — — 2,187,944
$ 207,327,472 $ — $ — $ 207,327,472
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 18,735 $ — $ — $ 18,735
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust